Stock Incentive Plans (Notes)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Stock Compensation Plans
Stock Incentive Plans

Under the 2006 Plan, up to 10.0 million shares of AGCO common stock may be issued. The 2006 Plan allows the Company, under the direction of the Board of Directors’ Compensation Committee, to make grants of performance shares, stock appreciation rights, stock options and restricted stock awards to employees, officers and non-employee directors of the Company.

Employee Plans

The 2006 Plan encompasses stock incentive plans to Company executives and key managers. The primary long-term incentive plan is a performance share plan that provides for awards of shares of the Company’s common stock based on achieving financial targets, such as targets for earnings per share and return on invested capital, as determined by the Company’s Board of Directors. The Company’s other incentive plan includes the margin growth incentive plan, which provides for awards of shares of the Company’s common stock based on achieving operating margin targets as determined by the Company’s Board of Directors. The stock awards under the 2006 Plan are earned over a performance period, and the number of shares earned is determined based on the cumulative or average results for the period, depending on the measurement. Performance periods for the long-term incentive plan are consecutive and overlapping three-year cycles and performance targets are set at the beginning of each cycle. The long-term incentive plan provides for participants to earn 33% to 200% of the target awards depending on the actual performance achieved, with no shares earned if performance is below the established minimum target. The performance period for the margin growth incentive plan is a three- to five-year cycle commencing in January 2011 and performance targets are set at the beginning of the cycle. The margin incentive plan provides for participants to earn 33% to 300% of the target awards depending on the actual performance achieved, with no shares earned if performance is below the established minimum target. Awards earned under the 2006 Plan are paid in shares of common stock at the end of each performance period. The compensation expense associated with these awards is amortized ratably over the vesting or performance period based on the Company’s projected assessment of the level of performance that will be achieved and earned.

On April 21, 2011, the Company’s shareholders approved the amendment and restatement of the 2006 Plan, including an increase in the number of shares available for issuance under the 2006 Plan by 5.0 million shares, for a total of 10.0 million shares available for grant.

Compensation expense recorded during 2011, 2010 and 2009 with respect to awards granted was based upon the stock price as of the grant date. The weighted average grant-date fair value of performance awards granted under the 2006 Plan during 2011, 2010 and 2009 was $52.73, $33.62 and $21.55, respectively. Based on the level of performance achieved as of December 31, 2011, no shares were earned or issued under the 2009-2011 performance period. Based on the level of performance achieved as of December 31, 2010, 77,685 shares were earned under the 2008-2010 performance period and 51,590 shares were issued in 2011, net of 26,095 shares that were withheld for taxes related to the earned awards. The 2006 Plan allows for the participant to have the option of forfeiting a portion of the shares awarded in lieu of a cash payment contributed to the participant’s tax withholding to satisfy the participant’s statutory minimum federal, state and employment taxes which would be payable at the time of grant.
During 2011, the Company granted 672,492 awards for the three-year performance period commencing in 2011 and ending in 2013 assuming the maximum target level of performance is achieved. The Company also granted 818,361 awards under the margin growth incentive plan for a performance period commencing in 2011 and ending in 2016, assuming the maximum target level of performance is achieved for operating margin improvement. Performance award transactions during 2011 were as follows and are presented as if the Company were to achieve its maximum levels of performance under the plan:

Shares awarded but not earned at January 1	1,916,254
Shares awarded	1,490,853
Shares forfeited or unearned	(1,199,126)
Shares earned	—
Shares awarded but not earned at December 31	2,207,981

As of December 31, 2011, the total compensation cost related to unearned performance awards not yet recognized, assuming the Company’s current projected assessment of the level of performance that will be achieved and earned, was approximately $43.8 million, and the weighted average period over which it is expected to be recognized is approximately three years.

On December 6, 2007, the Board of Directors of the Company approved two retention-based restricted stock awards of $2,000,000 each to the Company’s Chairman, President and Chief Executive Officer. The first award was granted on December 6, 2007 and totaled 28,839 shares that vest over a five-year period at the rate of 25% at the end of the third year, 25% at the end of the fourth year, and 50% at the end of the fifth year. The second award was granted on December 5, 2008 and totaled 99,010 shares that vest over a four-year period at the rate of 25% at the end of the second year, 25% at the end of the third year, and 50% at the end of the fourth year. Vesting is subject to his continued employment by the Company on the date of vesting, except under certain circumstances such as a change in control. The Company recognizes stock compensation expense ratably over the vesting period for each grant.

In addition to the performance share plans, certain executives and key managers are eligible to receive grants of stock-settled appreciation rights (“SSARs”) or incentive stock options depending on the participant’s country of employment. The SSARs provide a participant with the right to receive the aggregate appreciation in stock price over the market price of the Company’s common stock at the date of grant, payable in shares of the Company’s common stock. The participant may exercise his or her SSAR at any time after the grant is vested but no later than seven years after the date of grant. The SSARs vest ratably over a four-year period from the date of grant. SSAR award grants made to certain executives and key managers under the 2006 Plan are made with the base price equal to the price of the Company’s common stock on the date of grant. The Company recorded stock compensation expense of approximately $2.6 million, $2.5 million and $2.3 million associated with SSAR award grants during 2011, 2010 and 2009, respectively. The compensation expense associated with these awards is being amortized ratably over the vesting period. The Company estimated the fair value of the grants using the Black-Scholes option pricing model. The Company utilized the “simplified” method for estimating the expected term of granted SSARs during the year ended December 31, 2011 as afforded by SEC Staff Accounting Bulletin (“SAB”) No. 107, “Share-Based Payment (SAB Topic 14),” and SAB No. 110, “Share-Based Payment (SAB Topic 14.D.2).” The expected term used to value a grant under the simplified method is the mid-point between the vesting date and the contractual term of the SSAR. As the Company has only been granting SSARs since April 2006, it does not believe it has sufficient relevant experience regarding employee exercise behavior.

The weighted average grant-date fair value of SSARs granted under the 2006 Plan and the weighted average assumptions under the Black-Scholes option model were as follows for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Weighted average grant-date fair value	$22.26	$14.49	$7.46
Weighted average assumptions under Black-Scholes option model:
Expected life of awards (years)	5.5	5.5	5.5
Risk-free interest rate	1.9%	2.4%	1.6%
Expected volatility	49.7%	48.5%	45.3%
Expected dividend yield	—	—	—

SSAR transactions during the year ended December 31, 2011 were as follows:

SSARs outstanding at January 1	798,197
SSARs granted	164,425
SSARs exercised	(130,062)
SSARs canceled or forfeited	(500)
SSARs outstanding at December 31	832,060
SSAR price ranges per share:
Granted	$ 43.39-52.29
Exercised	21.45-37.38
Canceled or forfeited	56.98
Weighted average SSAR exercise prices per share:
Granted	$51.53
Exercised	27.78
Canceled or forfeited	56.98
Outstanding at December 31	36.78

At December 31, 2011, the weighted average remaining contractual life of SSARs outstanding was approximately four years. As of December 31, 2011, the total compensation cost related to unvested SSARs not yet recognized was approximately $5.0 million and the weighted-average period over which it is expected to be recognized is approximately three years.

The following table sets forth the exercise price range, number of shares, weighted average exercise price, and remaining contractual lives by groups of similar price:

	SSARs Outstanding			SSARs Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Exercisable as of December 31, 2011	Weighted Average Exercise Price
$21.45 – $23.80	258,157	3.8	$21.68	129,188	$22.01
$29.23 – $37.38	307,891	3.9	$35.00	168,016	$36.37
$43.39 – $56.98	266,012	5.0	$53.51	76,612	$56.79
	832,060			373,816	$35.59

The total fair value of SSARs vested during 2011 was approximately $2.2 million. There were 458,244 SSARs that were not vested as of December 31, 2011. The total intrinsic value of outstanding and exercisable SSARs as of December 31, 2011 was $8.0 million and $3.8 million, respectively. The total intrinsic value of SSARs exercised during 2011 was approximately $3.5 million. The Company realized an insignificant tax benefit from the exercise of these SSARs.
On January 25, 2012, the Company granted 496,400 performance award shares (subject to the Company achieving future target levels of performance) and 295,400 SSARs under the 2006 Plan.

Director Restricted Stock Grants

Pursuant to the 2006 Plan, all non-employee directors receive annual restricted stock grants of the Company’s common stock. The shares are restricted as to transferability for a period of three years, but are not subject to forfeiture. In the event a director departs from the Company’s Board of Directors, the non-transferability period expires immediately. The plan allows each director to have the option of forfeiting a portion of the shares awarded in lieu of a cash payment contributed to the participant’s tax withholding to satisfy the statutory minimum federal, state and employment taxes that would be payable at the time of grant. The 2011 grant was made on April 21, 2011 and equated to 16,560 shares of common stock, of which 12,034 shares of common stock were issued, after shares were withheld for taxes. The Company recorded stock compensation expense of approximately $0.9 million during 2011 associated with these grants.
As of December 31, 2011, of the 10.0 million shares reserved for issuance under the 2006 Plan, approximately 5.4 million shares were available for grant, assuming the maximum number of shares are earned related to the performance award grants discussed above.

Stock Option Plan

There have been no grants under the Company’s Option Plan since 2002, and the Company does not intend to make any grants under the Option Plan in the future. All of the Company’s outstanding stock options are fully vested. Stock option transactions during 2011 were as follows:

Options outstanding and exercisable at January 1	19,275
Options granted	—
Options exercised	(17,275)
Options canceled or forfeited	—
Options outstanding and exercisable at December 31	2,000
Option price ranges per share:
Granted	$—
Exercised	15.12-20.85
Canceled or forfeited	—
Weighted average option exercise prices per share:
Granted	$—
Exercised	15.78
Canceled or forfeited	—
Outstanding at December 31	20.85

At December 31, 2011, there were 2,000 outstanding and exercisable stock options with an exercise price of $20.85, a remaining contractual life of less than one year, and an intrinsic value of less than $0.1 million.

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was approximately $0.5 million, $0.9 million and $0.0 million, respectively. Cash proceeds received from stock option exercises during 2011, 2010 and 2009 was approximately $0.3 million, $0.5 million and $0.0 million, respectively. The Company realized an insignificant tax benefit from the exercise of these options.